NET LOSS PER COMMON SHARE - Additional Information (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2022
Stock Options and Nonvested Restricted Share
Antidilutive Units
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	700,000	900,000	700,000	700,000
Pre-Funded Warrants | Follow-on Offering
Antidilutive Units
Number of securities called by warrants or rights (in shares)		416,673			416,673